FOUNDATION 1.1 VARIABLE UNIVERSAL LIFE (FVUL 1.1)
PREMIER 1.1 VARIABLE UNIVERSAL LIFE (PVUL 1.1)
ADVISOR VARIABLE UNIVERSAL LIFE (ADVUL)
ADVANCED VARIABLE UNIVERSAL LIFE (AVUL)
VARIABLE EXECUTIVE UNIVERSAL LIFE (VEUL)
VARIABLE EXECUTIVE UNIVERSAL LIFE 2 (VEUL2)
VARIABLE UNIVERSAL LIFE (VUL)
VARIABLE UNIVERSAL LIFE 2 (VUL2)
VARIABLE UNIVERSAL LIFE 3 (VUL3)
VARIABLE UNIVERSAL LIFE 4 (VUL4)
SURVIVORSHIP VARIABLE UNIVERSAL LIFE (SVUL)
VARIABLE UNIVERSAL LIFE – DEATH BENEFIT (VUL-DB)
VARIABLE UNIVERSAL LIFE – CASH VALUE (VUL-CV)

Flexible Premium Variable Universal Life Insurance Policy
issued by: Midland National Life Insurance Company
through the Midland National Life Separate Account A

Supplement dated September 30, 2009
to Prospectuses Dated May 1, 2009

This supplement will alter the prospectuses listed above in the following manner:

On page two of the prospectus the following portfolio name change will be effective October 6, 2009.

        Premier VIT NACM Small Cap Portfolio changed to Premier VIT NACM Small Cap Portfolio Class I

Under “SEPARATE ACCOUNT INVESTMENT CHOICES” subsection “Investment Policies Of The Portfolios” the following name change will be effective October 6, 2009.

        Premier VIT NACM Small Cap Portfolio changed to Premier VIT NACM Small Cap Portfolio Class I

A corresponding name change is hereby made throughout the prospectus.